PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAID EXPENSES AND OTHER ASSETS
Deposits (i)	¥ 213,852		¥ 54,298
Funds receivable from external payment network providers (ii)	82,976		105,741
Prepaid expenses	35,618		34,789
Guarantee receivable	6,015		20,244
Interest receivable	697		14,660
Receivable from Tianda Xinan (Beijing) Guarantee Co.,Ltd ("Tianda Xinan")			24,851
Others	12,857		24,008
Prepaid expenses and other assets	¥ 352,015	$ 55,239	¥ 278,591